Equity Line of Credit ("ELOC") (Q2) (Details) - USD ($)	Nov. 06, 2024	Oct. 29, 2024	Jan. 31, 2025
Equity Line of Credit [Abstract]
Consideration to be paid	$ 125,000
Amount drawn against EOCL			$ 0
Helena Global Investment Opportunities I Ltd [Member]
Equity Line of Credit [Abstract]
Shares issued (in shares)	500,000		500,000
Number of trading days	5 days
Share price (in dollars per share)	$ 0.75
Helena Global Investment Opportunities I Ltd [Member] | Maximum [Member]
Equity Line of Credit [Abstract]
Stock issued during period		$ 40,000,000